FORUM FUNDS

                           DAILY ASSETS TREASURY FUND
                          DAILY ASSETS GOVERNMENT FUND
                             DAILY ASSETS CASH FUND

                       SUPPLEMENT DATED AUGUST 1, 1997 TO
                         PROSPECTUS DATED AUGUST 1, 1997

Shares of Daily Assets Government Fund currently are not offered for sale.